Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income		$ 3,626	$ 4,467	$ 4,254
Net (income) attributable to noncontrolling interests		(9)	(26)	12
Net income applicable to shareholders of The Bank of New York Mellon Corporation		3,617	4,441	4,266
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses	[1],[2]	336	(25)	(11)
Pension plan contributions		(25)	(45)	(55)
Depreciation and amortization		1,630	1,315	1,339
Deferred tax (benefit)		(193)	(69)	(525)
Net securities (gains) losses		(33)	18	48
Change in trading assets and liabilities		(496)	(5,167)	(574)
Change in accruals and other, net		202	(372)	1,508
Net cash provided by operating activities		5,038	96	5,996
Investing activities
Change in interest-bearing deposits with banks		(1,393)	(970)	(2,011)
Change in interest-bearing deposits with the Federal Reserve and other central banks		(42,857)	(26,763)	21,954
Purchases of securities held-to-maturity		(29,651)	(8,822)	(5,055)
Paydowns of securities held-to-maturity		9,291	5,149	4,346
Maturities of securities held-to-maturity		7,097	3,192	6,317
Purchases of securities available-for-sale		(68,430)	(46,435)	(32,404)
Sales of securities available-for-sale		13,316	11,444	8,247
Paydowns of securities available-for-sale		10,476	7,516	7,716
Maturities of securities available-for-sale		27,592	26,504	9,063
Net change in loans		(1,271)	1,486	4,620
Sales of loans and other real estate		15	147	263
Change in federal funds sold and securities purchased under resale agreements		(708)	16,615	(18,662)
Net change in seed capital investments		18	74	59
Purchases of premises and equipment/capitalized software		(1,222)	(1,210)	(1,108)
Proceeds from the sale of premises and equipment		0	0	23
Proceeds from the sale of an equity method investment		0	849	0
Dispositions, net of cash		0	0	84
Other, net		(728)	676	(153)
Net cash (used for) provided by investing activities		(78,455)	(10,548)	3,299
Financing activities
Change in deposits		77,523	20,663	(2,874)
Change in federal funds purchased and securities sold under repurchase agreements		(361)	(2,822)	(920)
Change in payables to customers and broker-dealers		5,977	(981)	(433)
Change in other borrowed funds		(270)	(2,651)	164
Change in commercial paper		(3,959)	2,020	(1,136)
Net proceeds from the issuance of long-term debt		2,993	2,993	5,143
Repayments of long-term debt		(5,200)	(5,250)	(3,650)
Proceeds from the exercise of stock options		46	65	80
Issuance of common stock		12	21	40
Issuance of preferred stock		1,567	0	0
Treasury stock acquired		(989)	(3,327)	(3,269)
Redemption of preferred stock		(583)	0	0
Common cash dividends paid		(1,117)	(1,120)	(1,052)
Preferred cash dividends paid		(179)	(169)	(169)
Amortization of preferred stock discount		15	0	0
Other, net		33	17	(22)
Net cash provided by (used for) financing activities		75,508	9,459	(8,098)
Effect of exchange rate changes on cash		61	2	(72)
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash		2,152	(991)	1,125
Cash and due from banks and restricted cash at beginning of period		7,267	8,258	7,133
Cash and due from banks and restricted cash at end of period		9,419	7,267	8,258
Cash and due from banks and restricted cash at end of period		9,419	8,258	8,258
Supplemental disclosures
Interest paid		1,236	4,400	2,711
Income taxes paid		1,341	989	983
Income taxes refunded		$ 60	$ 669	$ 175

[1]	In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	The provision for credit losses for 2020 relates to the financial instruments within the scope of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.